Significant Accounting Policies - Out-of-period Adjustments (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 88,814	$ 135,455	$ 130,417	$ 41,922	$ 99,466	$ 143,635	$ 89,319	$ 19,339	$ 58,105	$ 407,260	$ 310,398	$ 153,854
Net income	60,121	96,154	97,704	31,060	66,291	101,695	58,461	11,452	38,283	291,209	209,891	104,309
Income tax expense	$ 28,693	$ 39,301	$ 32,713	$ 10,862	$ 33,175	$ 41,940	$ 30,858	$ 7,887	$ 19,822	$ 116,051	$ 100,507	49,545
Duty accruals adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												1,300
Out-of-period adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income												6,900
Tax expense adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense												$ 5,600